Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Schedule of Income Tax Expense (Recovery)
A summary of the Company’s income tax expense (recov
ery)
is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024
Current income tax expense (recovery)	$28	$(2,868)	$72	$(2,809)
Global minimum income tax expense	49,634	50,510	94,700	50,510
Total current income tax expense	$49,662	$47,642	$94,772	$47,701

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$4,446	$4,271	$5,866	$4,495

Write down (reversal of write down) or recognition of prior period temporary differences	(8,374)	(1,400)	(12,125)	(1,711)

Total deferred income tax expense (recovery)	$(3,928)	$2,871	$(6,259)	$2,784

Total income tax expense recognized in net earnings	$45,734	$50,513	$88,513	$50,485

Effective Tax Rate	14%	29%	14%	15%

Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income
Income Tax Expense (Recovery) in Other Comprehensive Income

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Current income tax expense (recovery) related to LTIs - common shares held	$-	$4,190	$-	$4,190

Deferred income tax expense (recovery) related to LTIs - common shares held	3,945	(2,863)	6,295	(2,766)

Income tax expense (recovery) recognized in OCI	$3,945	$1,327	$6,295	$1,424